Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net are comprised of:

	At December 31, 2013	At December 31, 2012
Land	97,360	100,651
Buildings and land improvements	1,431,113	1,256,803
Transfer devices	118,562	120,293
Operating machinery and equipment .	2,723,923	2,837,073
Transportation equipment and vehicles	905,871	895,215
Tools, furniture, fixtures and other	57,137	38,221

	5,333,966	5,248,256
Less: accumulated depreciation	(2,151,401)	(1,943,719)

Operating property, plant and equipment, net	3,182,565	3,304,537
Mining plant and equipment	384,805	432,536
Less: accumulated depletion	(77,590)	(78,491)

Mining plant and equipment, net	307,215	354,045
Construction-in-progress	3,346,466	3,519,784

Property, plant and equipment, net	6,836,246	7,178,366